BUSINESS ACQUISITION (Schedule of the Purchase Price for the Acquisition) (Details) (USD $) In Thousands, unless otherwise specified		1 Months Ended				1 Months Ended
	Jan. 31, 2010 Acquisition of Easy Shop and AM Outdoor [Member]	Jan. 31, 2010 Acquisition of Easy Shop and AM Outdoor [Member] Contract backlog [Member]	Jan. 31, 2010 Acquisition of Easy Shop and AM Outdoor [Member] Customer relationships [Member]	Jan. 31, 2010 Acquisition of Easy Shop and AM Outdoor [Member] Concession agreements [Member]	Feb. 28, 2010 Acquisition of Dongding [Member]	Feb. 28, 2010 Acquisition of Dongding [Member] Concession agreements [Member]
Business Acquisition, Contingent Consideration [Line Items]
Cash acquired	$ 209				$ 3
Other current assets	16,559				36
Property and equipment	67				102
Intangible assets		340	677	7,646		1,798
Current liabilities	(15,299)				(611)
Deferred tax liability	(2,166)				(449)
Goodwill	7,190				932
Total	15,223				1,811
Cash consideration	13,935				498
Remeasurement of fair value of previously held interest	1,288				899
Fair value noncontrolling interest					$ 414
Amortization period		3 years	3 years	7 years		10 years